24. Derivative Financial Liabilities	12 Months Ended
Dec. 31, 2017
Derivative Financial Liabilities
Derivative Financial Liabilities

Note 24 — Derivative Financial Liabilities

The fair value of derivative financial liabilities from a derivative financial instrument is considered current.

The fair value of the Group’s interest rate derivatives is determined by Management using inputs based on bank quotes. The fair value of the Group’s convertible promissory notes derivatives is determined by Management using a valuation model based on certain inputs that are observable.

	2017	2016	2015
Derivatives not designated as hedging instruments
Conversion feature on promissory notes	$1,859,700	$794,235	$2,568,188
Interest rate swaps	–	$–	$165,648
Total derivatives not designated as hedging instruments	$1,859,700	$794,235	$2,733,836

Interest rate swaps

The Group entered into interest rate swap contracts by using floating-to-fixed interest rate swaps. The interest rate swap contracts were linked to a part of a leasing contract. The interest rate swap contract was closed during 2016. As a result of the termination of the interest rate swap contract the amount owed to the financial institution is $163,741 at December 31, 2017 and is included in loans and borrowings in the accompanying consolidated statements of financial position. The notional value as at December 31, 2015 was $1,432,225. The change in fair value during the years ended December 31, 2016 and 2015 amounted to $18,096 and $33,558, respectively.

The convertible promissory notes issued to a certain director were classified as convertible promissory notes with an embedded derivative liability. The host notes are accounted for at amortized cost, with an embedded derivative liability being measured at fair value with changes in value being recorded in the accompanying consolidated statements of loss and comprehensive loss. The notional value as of December 31, 2017 was $1,859,700. The change in fair value during the year ended December 31, 2017 was $292,562.

The summary of the observable inputs used for the year ended December 31, 2017, 2016 and 2015 are as follow:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Conversion price	$1.30 - $1.80	$1.40 - $3.55	$1.40 - $3.55
Stock price	$1.30 - $1.98	$1.80 - $3.55	$1.25 - $4.00
Risk-free interest rate	0.82% - 1.90%	0.44% - 0.92%	0.09% - 0.71%
Expected term (in years)	0.01 - 1	0.01 - 1	0.09 - 1
Average stock price volatility	80.08%	100.60%	141.03%